Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Data (Unaudited) [Abstract]
Revenues from services	$ 5,202.6		$ 5,172.3		$ 5,206.7		$ 5,096.4		$ 5,484.0		$ 5,782.3		$ 5,667.3		$ 5,072.4		$ 20,678.0	[1]	$ 22,006.0	[1]	$ 18,866.5	[1]
Gross profit	876.7		856.2		861.7		847.4		935.2		951.3		962.2		857.6		3,442.0		3,706.3		3,245.4
Operating profit	104.9	[2]	118.6	[2]	94.4	[2]	93.8	[2]	129.8	[3]	158.0	[3]	150.8	[3]	85.6	[3]	411.7	[2]	524.2	[3]	(122.0)
Net earnings (loss)	53.3		63.1		41.0		40.2		63.6		79.6		72.7		35.7		197.6		251.6		(263.6)
Net earnings per share - basic (in dollars per share)	$ 0.68		$ 0.79		$ 0.51		$ 0.50		$ 0.79		$ 0.97		$ 0.89		$ 0.44		$ 2.49		$ 3.08		$ (3.26)
Net earnings per share - diluted (in dollars per share)	$ 0.68	[4]	$ 0.79	[4]	$ 0.51	[4]	$ 0.50	[4]	$ 0.78	[5]	$ 0.97	[5]	$ 0.87	[5]	$ 0.43	[5]	$ 2.47	[4]	$ 3.04	[5]	$ (3.26)
Dividends per share (in dollars per share)	$ 0.43		$ 0		$ 0.43		$ 0		$ 0.40		$ 0		$ 0.40		$ 0		$ 0.86		$ 0.80
Market price [Abstract]
High (in dollars per share)	$ 42.93		$ 41.65		$ 47.90		$ 47.37		$ 45.92		$ 58.62		$ 68.14		$ 68.67
Low (in dollars per share)	$ 35.18		$ 32.41		$ 33.99		$ 36.76		$ 32.63		$ 32.32		$ 52.37		$ 58.60
Reorganization charges	$ 26.6		$ 1.2		$ 20.9		$ 0.1		$ 21.0		$ 0.5		$ 1.4		$ 0.2		$ 48.8		$ 23.1		$ 36.1
Reorganization costs per diluted share (in dollars per share)	$ 0.23		$ 0		$ 0.17		$ 0		$ 0.20		$ 0		$ 0.02		$ 0

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[5]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.